Income Tax - Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Tax Credit Carryforward [Line Items]
Total	$ 11,424	$ 5,925
Federal
Tax Credit Carryforward [Line Items]
Total	7,167	3,454
State
Tax Credit Carryforward [Line Items]
Total	$ 4,257	$ 2,471